Investment in Associates and Joint Ventures (Narrative) (Details) shares in Millions, $ in Millions					3 Months Ended					9 Months Ended
	Feb. 12, 2025 CAD ($) shares	May 04, 2023 CAD ($)	May 04, 2023 USD ($)	Jul. 01, 2021 USD ($)	Jul. 31, 2025 CAD ($)	Apr. 30, 2025 CAD ($)	Jul. 31, 2024 CAD ($)	Jan. 31, 2024 CAD ($)	Jan. 31, 2024 USD ($)	Jul. 31, 2025 CAD ($)	Jul. 31, 2024 CAD ($)	Jan. 31, 2024 CAD ($)	Jan. 31, 2024 USD ($)	Oct. 31, 2024 CAD ($)	Jan. 31, 2024 USD ($)
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Investment in Schwab					$ 0					$ 0				$ 9,024,000,000
Share of net income from investment in Schwab					0		$ 190,000,000			305,000,000	$ 525,000,000
Charles Schwab Corporate [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Share of net income from investment in Schwab					$ 0		$ 190,000,000			$ 305,000,000	$ 525,000,000
Number of shares sold | shares	184.7
Proceeds from sale of shares in equity method investment						$ 21,000,000,000.0
Gain on disposal of shares	$ 9,200,000,000
Underwriting fees from sale of investments	$ 184,000,000
Percent of interest in investements sold	10.10%
CET1 capital increase (decrease)	2.38%
Gains on disposals of investments, net of tax	$ 8,600,000,000
Charles Schwab Corporate [Member] | 2019 Schwab IDA Agreement [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Allowable maximum annual adjustment to sweep deposits				$ 10,000
Charles Schwab Corporate [Member] | 2023 Schwab IDA Agreement [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Allowable maximum annual adjustment to sweep deposits		$ 6,800,000,000	$ 5,000						$ 5,000
Options exercised to buy fixed rate obligations								$ 700,000,000				$ 700,000,000			$ 500
Option termination fees								$ 32,000,000	$ 23			$ 337,000,000	$ 250
Bottom of range [member] | Charles Schwab Corporate [Member] | 2019 Schwab IDA Agreement [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Allowable maximum annual adjustment to sweep deposits				$ 50,000
Bottom of range [member] | Charles Schwab Corporate [Member] | 2023 Schwab IDA Agreement [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Allowable maximum annual adjustment to sweep deposits			$ 60,000